Long-Term Debt (Reconciliation Of Secured Contingent Obligation At Fair Value) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Long-Term Debt [Abstract]
Secured contingent payment obligation, beginning of year	$ 25,557	$ 15,896
Proceeds from contingent payment obligation		4,000
Change in fair value	1,094	5,661
Secured contingent payment obligation, end of year	$ 26,651	$ 25,557